Fees Summary	Sep. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,060,000
Previously Paid Amount	0.00
Total Fee Amount	451.66
Total Offset Amount	0.00
Net Fee	451.66
Narrative - Max Aggregate Offering Price	$ 3,060,000
Final Prospectus	true